Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2017
Ordinary Shares
Summary of ordinary shares transactions

        A summary of ordinary shares transactions (in thousands) is as follows:

	2017	2016	2015
As at January 1	60,706	56,533	53,076
Public offering	5,685	4,080	—
Share option exercises	56	93	243
Exchange of redeemable non-controlling interest (Note 16)	—	—	3,214

As at December 31	66,447	60,706	56,533